UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Large Cap Index Fund
Class A / NEIAX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 23	0.45% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial informa tio
n, h
oldi
ngs, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Large Cap Index Fund | Class A

|

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Columbia Large Cap Index Fund
Institutional Clas
s / NINDX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial inform ati
on, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Large Cap Index Fund | Institutional Class

|

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Columbia Large Cap Index Fund
Institutional 2 Class / CLXRX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, fe deral tax
information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Large Cap Index Fund | Institutional 2 Class

|

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Columbia Large Cap Index Fund
Institutional 3 Class / CLPYX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,106,819,232
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial i nfo
rmation, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Large Cap Index Fund | Institutional 3 Class

|

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Large Cap Index Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Index Fund | 2025

Portfolio of Investments
August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 9.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	399,786	11,709,732
Verizon Communications, Inc.	234,240	10,360,435
Total		22,070,167
Entertainment 1.6%
Electronic Arts, Inc.	12,679	2,180,154
Live Nation Entertainment, Inc.(a)	8,757	1,457,953
Netflix, Inc.(a)	23,645	28,569,071
Take-Two Interactive Software, Inc.(a)	9,413	2,195,771
TKO Group Holdings, Inc.	3,724	705,922
Walt Disney Co. (The)	99,882	11,824,031
Warner Bros Discovery, Inc.(a)	125,088	1,456,024
Total		48,388,926
Interactive Media & Services 6.9%
Alphabet, Inc., Class A	323,358	68,846,152
Alphabet, Inc., Class C	260,839	55,696,952
Match Group, Inc.	13,625	508,757
Meta Platforms, Inc., Class A	120,629	89,108,642
Total		214,160,503
Media 0.4%
Charter Communications, Inc., Class A(a)	5,303	1,408,371
Comcast Corp., Class A	206,919	7,029,038
Fox Corp., Class A	11,892	709,952
Fox Corp., Class B	7,330	399,852
Interpublic Group of Companies, Inc. (The)	20,542	551,347
News Corp., Class A	20,957	616,345
News Corp., Class B	6,193	209,757
Omnicom Group, Inc.	10,841	849,176
Paramount Skydance Corp., Class B(a)	17,225	253,208
Trade Desk, Inc. (The), Class A(a)	24,898	1,360,925
Total		13,387,971
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	26,496	6,676,727
Total Communication Services		304,684,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Automobile Components 0.0%
Aptiv PLC(a)	12,097	962,074
Automobiles 1.9%
Ford Motor Co.	217,000	2,554,090
General Motors Co.	53,417	3,129,702
Tesla, Inc.(a)	155,691	51,980,554
Total		57,664,346
Broadline Retail 3.9%
Amazon.com, Inc.(a)	524,960	120,215,840
eBay, Inc.	25,613	2,320,794
Total		122,536,634
Distributors 0.1%
Genuine Parts Co.	7,711	1,074,374
LKQ Corp.	14,343	467,869
Pool Corp.	2,089	649,073
Total		2,191,316
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A(a)	23,980	3,130,109
Booking Holdings, Inc.	1,808	10,123,082
Caesars Entertainment, Inc.(a)	11,555	309,327
Carnival Corp.(a)	58,335	1,860,303
Chipotle Mexican Grill, Inc.(a)	74,859	3,154,558
Darden Restaurants, Inc.	6,502	1,345,524
Domino’s Pizza, Inc.	1,902	871,687
DoorDash, Inc., Class A(a)	19,050	4,672,012
Expedia Group, Inc.	6,756	1,451,189
Hilton Worldwide Holdings, Inc.	13,207	3,645,924
Las Vegas Sands Corp.	18,844	1,085,980
Marriott International, Inc., Class A	12,632	3,383,608
McDonald’s Corp.	39,727	12,456,004
MGM Resorts International(a)	11,492	456,117
Norwegian Cruise Line Holdings Ltd.(a)	24,825	616,653
Royal Caribbean Cruises Ltd.	13,881	5,041,857
Starbucks Corp.	63,138	5,568,140
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	4,890	619,808
Yum! Brands, Inc.	15,444	2,269,805
Total		62,061,687
Household Durables 0.3%
D.R. Horton, Inc.	15,360	2,603,213
Garmin Ltd.	8,558	2,069,496
Lennar Corp., Class A	12,900	1,717,506
Mohawk Industries, Inc.(a)	2,883	382,545
NVR, Inc.(a)	162	1,315,059
PulteGroup, Inc.	11,136	1,470,175
Total		9,557,994
Leisure Products 0.0%
Hasbro, Inc.	7,318	594,002
Specialty Retail 1.8%
AutoZone, Inc.(a)	929	3,900,434
Best Buy Co., Inc.	10,703	788,169
CarMax, Inc.(a)	8,464	519,266
Home Depot, Inc. (The)	55,222	22,462,653
Lowe’s Companies, Inc.	31,097	8,024,892
O’Reilly Automotive, Inc.(a)	47,494	4,924,178
Ross Stores, Inc.	18,270	2,688,613
TJX Companies, Inc. (The)	62,032	8,474,192
Tractor Supply Co.	29,458	1,819,326
Ulta Beauty, Inc.(a)	2,508	1,235,767
Williams-Sonoma, Inc.	6,831	1,285,526
Total		56,123,016
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	8,433	1,008,840
lululemon athletica, Inc.(a)	6,142	1,241,912
NIKE, Inc., Class B	65,455	5,064,253
Ralph Lauren Corp.	2,216	657,997
Tapestry, Inc.	11,539	1,174,901
Total		9,147,903
Total Consumer Discretionary		320,838,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.1%
Beverages 1.1%
Brown-Forman Corp., Class B	10,119	302,963
Coca-Cola Co. (The)	215,216	14,847,752
Constellation Brands, Inc., Class A	8,505	1,377,300
Keurig Dr. Pepper, Inc.	75,461	2,195,161
Molson Coors Beverage Co., Class B	9,519	480,614
Monster Beverage Corp.(a)	39,013	2,434,801
PepsiCo, Inc.	76,177	11,323,711
Total		32,962,302
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	24,651	23,253,781
Dollar General Corp.	12,220	1,329,047
Dollar Tree, Inc.(a)	10,975	1,198,141
Kroger Co. (The)	34,035	2,308,934
Sysco Corp.	26,933	2,167,299
Target Corp.	25,244	2,422,919
Walmart, Inc.	240,045	23,279,564
Total		55,959,685
Food Products 0.5%
Archer-Daniels-Midland Co.	26,694	1,672,112
Bunge Global SA	7,468	628,955
ConAgra Foods, Inc.	26,522	507,366
General Mills, Inc.	30,426	1,500,915
Hershey Co. (The)	8,222	1,510,792
Hormel Foods Corp.	16,193	411,950
JM Smucker Co. (The)	5,913	653,446
Kellanova	14,938	1,187,571
Kraft Heinz Co. (The)	48,003	1,342,644
Lamb Weston Holdings, Inc.	7,840	451,035
McCormick & Co., Inc.	14,039	987,924
Mondelez International, Inc., Class A	71,940	4,419,994
The Campbell’s Co.	10,934	349,123
Tyson Foods, Inc., Class A	15,903	902,972
Total		16,526,799
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Church & Dwight Co., Inc.	13,683	1,274,708
Clorox Co. (The)	6,848	809,434
Colgate-Palmolive Co.	45,027	3,785,420
Kimberly-Clark Corp.	18,436	2,380,825
Procter & Gamble Co. (The)	130,262	20,456,344
Total		28,706,731
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	13,013	1,193,682
Kenvue, Inc.	106,670	2,209,136
Total		3,402,818
Tobacco 0.7%
Altria Group, Inc.	93,588	6,290,050
Philip Morris International, Inc.	86,480	14,453,402
Total		20,743,452
Total Consumer Staples		158,301,787
Energy 3.0%
Energy Equipment & Services 0.2%
Baker Hughes Co.	55,046	2,499,089
Halliburton Co.	47,766	1,085,721
Schlumberger NV	83,389	3,072,051
Total		6,656,861
Oil, Gas & Consumable Fuels 2.8%
APA Corp.	20,048	465,515
Chevron Corp.	106,552	17,112,251
ConocoPhillips Co.	70,139	6,941,657
Coterra Energy, Inc.	42,407	1,036,427
Devon Energy Corp.	35,675	1,287,867
Diamondback Energy, Inc.	10,389	1,545,468
EOG Resources, Inc.	30,324	3,785,042
EQT Corp.	33,260	1,724,198
Expand Energy Corp.	12,032	1,164,457
Exxon Mobil Corp.	239,463	27,368,226
Kinder Morgan, Inc.	107,407	2,897,841
Marathon Petroleum Corp.	17,070	3,067,650
Occidental Petroleum Corp.	39,368	1,874,310
ONEOK, Inc.	34,704	2,650,692
Phillips 66	22,637	3,023,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	12,053	2,022,011
Texas Pacific Land Corp.	1,047	977,354
Valero Energy Corp.	17,402	2,645,278
Williams Companies, Inc. (The)	67,839	3,926,521
Total		85,516,615
Total Energy		92,173,476
Financials 13.7%
Banks 3.6%
Bank of America Corp.	364,069	18,472,861
Citigroup, Inc.	103,771	10,021,166
Citizens Financial Group, Inc.	24,093	1,259,582
Fifth Third Bancorp	37,086	1,697,426
Huntington Bancshares, Inc.	80,940	1,441,541
JPMorgan Chase & Co.	154,406	46,541,057
KeyCorp	54,801	1,060,947
M&T Bank Corp.	8,918	1,798,404
PNC Financial Services Group, Inc. (The)	21,978	4,559,116
Regions Financial Corp.	49,944	1,367,966
Truist Financial Corp.	72,758	3,406,530
U.S. Bancorp	86,564	4,226,920
Wells Fargo & Co.	180,802	14,858,308
Total		110,711,824
Capital Markets 3.4%
Ameriprise Financial, Inc.(a),(b)	5,291	2,723,860
Bank of New York Mellon Corp. (The)	39,749	4,197,494
Blackrock, Inc.	8,091	9,119,690
Blackstone, Inc.	40,539	6,948,385
Cboe Global Markets, Inc.	5,818	1,372,757
Charles Schwab Corp. (The)	94,893	9,094,545
CME Group, Inc.	20,021	5,335,797
Coinbase Global, Inc., Class A(a)	11,746	3,577,127
FactSet Research Systems, Inc.	2,108	786,958
Franklin Resources, Inc.	17,227	442,045
Goldman Sachs Group, Inc. (The)	17,048	12,705,022
Interactive Brokers Group, Inc., Class A	24,215	1,507,142
Intercontinental Exchange, Inc.	31,871	5,628,419
Invesco Ltd.	24,866	544,317
KKR & Co., Inc., Class A	37,608	5,245,940
MarketAxess Holdings, Inc.	2,084	383,122
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moody’s Corp.	8,596	4,381,897
Morgan Stanley	68,634	10,328,044
MSCI, Inc.	4,299	2,440,628
Nasdaq, Inc.	22,967	2,175,894
Northern Trust Corp.	10,809	1,419,005
Raymond James Financial, Inc.	10,089	1,709,480
S&P Global, Inc.	17,440	9,564,796
State Street Corp.	15,845	1,821,700
T. Rowe Price Group, Inc.	12,241	1,317,376
Total		104,771,440
Consumer Finance 0.6%
American Express Co.	30,750	10,186,860
Capital One Financial Corp.	35,537	8,074,717
Synchrony Financial	21,149	1,614,515
Total		19,876,092
Financial Services 4.2%
Apollo Global Management, Inc.	25,223	3,436,129
Berkshire Hathaway, Inc., Class B(a)	101,882	51,244,608
Block, Inc., Class A(a)	30,868	2,458,328
Corpay, Inc.(a)	3,917	1,275,649
Fidelity National Information Services, Inc.	29,191	2,037,824
Fiserv, Inc.(a)	30,804	4,256,497
Global Payments, Inc.	13,550	1,203,511
Jack Henry & Associates, Inc.	4,046	660,550
MasterCard, Inc., Class A	45,067	26,827,934
PayPal Holdings, Inc.(a)	54,034	3,792,647
Visa, Inc., Class A	95,062	33,440,910
Total		130,634,587
Insurance 1.9%
Aflac, Inc.	27,034	2,888,853
Allstate Corp. (The)	14,713	2,993,360
American International Group, Inc.	32,021	2,603,948
Aon PLC, Class A	11,998	4,403,266
Arch Capital Group Ltd.	20,736	1,897,966
Arthur J Gallagher & Co.	14,229	4,307,830
Assurant, Inc.	2,817	607,373
Brown & Brown, Inc.	15,572	1,509,705
Chubb Ltd.	20,706	5,695,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Cincinnati Financial Corp.	8,684	1,333,862
Erie Indemnity Co., Class A	1,386	491,171
Everest Group Ltd.	2,363	807,863
Globe Life, Inc.	4,586	641,811
Hartford Insurance Group, Inc. (The)	15,785	2,088,513
Loews Corp.	9,670	936,056
Marsh & McLennan Companies, Inc.	27,376	5,634,255
MetLife, Inc.	31,330	2,549,009
Principal Financial Group, Inc.	11,460	922,645
Progressive Corp. (The)	32,570	8,046,744
Prudential Financial, Inc.	19,668	2,156,793
Travelers Companies, Inc. (The)	12,588	3,417,768
Willis Towers Watson PLC	5,509	1,800,286
WR Berkley Corp.	16,651	1,193,710
Total		58,928,386
Total Financials		424,922,329
Health Care 8.9%
Biotechnology 1.6%
AbbVie, Inc.	98,141	20,648,866
Amgen, Inc.	29,875	8,595,336
Biogen, Inc.(a)	8,141	1,076,403
Gilead Sciences, Inc.	69,112	7,807,583
Incyte Corp.(a)	8,926	755,229
Moderna, Inc.(a)	18,909	455,518
Regeneron Pharmaceuticals, Inc.	5,770	3,350,639
Vertex Pharmaceuticals, Inc.(a)	14,268	5,579,073
Total		48,268,647
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	96,665	12,823,579
Align Technology, Inc.(a)	3,786	537,461
Baxter International, Inc.	28,512	703,961
Becton Dickinson & Co.	15,924	3,073,013
Boston Scientific Corp.(a)	82,198	8,671,889
Cooper Cos, Inc. (The)(a)	11,111	748,826
DexCom, Inc.(a)	21,785	1,641,282
Edwards Lifesciences Corp.(a)	32,591	2,650,952
GE HealthCare Technologies, Inc.	25,440	1,875,691
Hologic, Inc.(a)	12,381	831,013
IDEXX Laboratories, Inc.(a)	4,468	2,891,198
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insulet Corp.(a)	3,910	1,328,931
Intuitive Surgical, Inc.(a)	19,914	9,425,197
Medtronic PLC	71,258	6,613,455
ResMed, Inc.	8,147	2,236,433
Solventum Corp.(a)	8,171	597,218
STERIS PLC	5,459	1,337,783
Stryker Corp.	19,110	7,479,845
Zimmer Biomet Holdings, Inc.	10,992	1,166,251
Total		66,633,978
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	13,261	1,972,972
Cencora, Inc.	9,584	2,794,790
Centene Corp.(a)	27,647	802,869
Cigna Group (The)	14,842	4,465,512
CVS Health Corp.	70,284	5,141,275
DaVita, Inc.(a)	2,307	317,812
Elevance Health, Inc.	12,553	4,000,013
HCA Healthcare, Inc.	9,624	3,887,711
Henry Schein, Inc.(a)	6,763	470,570
Humana, Inc.	6,706	2,036,344
Labcorp Holdings, Inc.	4,650	1,292,653
McKesson Corp.	6,951	4,772,835
Molina Healthcare, Inc.(a)	3,011	544,479
Quest Diagnostics, Inc.	6,202	1,126,531
UnitedHealth Group, Inc.	50,401	15,617,758
Universal Health Services, Inc., Class B	3,177	576,880
Total		49,821,004
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	15,840	1,990,455
Bio-Techne Corp.	8,710	475,827
Charles River Laboratories International, Inc.(a)	2,729	445,673
Danaher Corp.	35,389	7,283,764
IQVIA Holdings, Inc.(a)	9,131	1,742,286
Mettler-Toledo International, Inc.(a)	1,155	1,502,701
Revvity, Inc.	6,549	590,130
Thermo Fisher Scientific, Inc.	20,973	10,333,817
Waters Corp.(a)	3,306	997,751
West Pharmaceutical Services, Inc.	3,992	985,824
Total		26,348,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	113,069	5,334,595
Eli Lilly & Co.	43,705	32,017,409
Johnson & Johnson	133,681	23,684,263
Merck & Co., Inc.	139,512	11,735,750
Pfizer, Inc.	315,878	7,821,139
Viatris, Inc.	65,210	687,966
Zoetis, Inc.	24,736	3,868,710
Total		85,149,832
Total Health Care		276,221,689
Industrials 8.3%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.(a)	4,109	3,070,615
Boeing Co. (The)(a)	41,892	9,831,214
General Dynamics Corp.	13,996	4,542,682
General Electric Co.	59,248	16,305,050
Howmet Aerospace, Inc.	22,428	3,904,715
Huntington Ingalls Industries, Inc.	2,180	590,322
L3Harris Technologies, Inc.	10,387	2,883,639
Lockheed Martin Corp.	11,586	5,278,929
Northrop Grumman Corp.	7,517	4,435,331
RTX Corp.	74,225	11,772,085
Textron, Inc.	10,031	804,085
TransDigm Group, Inc.	3,121	4,365,904
Total		67,784,571
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc.	6,597	849,034
Expeditors International of Washington, Inc.	7,609	917,189
FedEx Corp.	12,247	2,829,914
United Parcel Service, Inc., Class B	40,766	3,564,579
Total		8,160,716
Building Products 0.5%
Allegion PLC	4,781	811,814
AO Smith Corp.	6,458	460,391
Builders FirstSource, Inc.(a)	6,140	851,495
Carrier Global Corp.	44,298	2,888,230
Johnson Controls International PLC	36,561	3,908,005
Lennox International, Inc.	1,774	989,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	11,720	860,131
Trane Technologies PLC	12,391	5,149,699
Total		15,919,409
Commercial Services & Supplies 0.5%
Cintas Corp.	19,069	4,005,062
Copart, Inc.(a)	48,845	2,384,124
Republic Services, Inc.	11,285	2,640,351
Rollins, Inc.	15,618	883,042
Veralto Corp.	13,771	1,462,343
Waste Management, Inc.	20,346	4,606,131
Total		15,981,053
Construction & Engineering 0.1%
Quanta Services, Inc.	8,234	3,112,123
Electrical Equipment 0.9%
AMETEK, Inc.	12,828	2,370,614
Eaton Corp. PLC	21,741	7,590,653
Emerson Electric Co.	31,252	4,125,264
GE Vernova, Inc.	15,164	9,295,077
Generac Holdings, Inc.(a)	3,283	608,176
Hubbell, Inc.	2,965	1,277,885
Rockwell Automation, Inc.	6,262	2,150,559
Total		27,418,228
Ground Transportation 0.9%
CSX Corp.	104,372	3,393,134
JB Hunt Transport Services, Inc.	4,354	631,286
Norfolk Southern Corp.	12,526	3,507,029
Old Dominion Freight Line, Inc.	10,332	1,559,822
Uber Technologies, Inc.(a)	116,185	10,892,344
Union Pacific Corp.	33,196	7,421,630
Total		27,405,245
Industrial Conglomerates 0.4%
3M Co.	29,901	4,650,503
Honeywell International, Inc.	35,707	7,837,686
Total		12,488,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	26,131	10,949,934
Cummins, Inc.	7,654	3,049,660
Deere & Co.	14,024	6,712,447
Dover Corp.	7,617	1,362,376
Fortive Corp.	18,884	903,788
IDEX Corp.	4,197	690,406
Illinois Tool Works, Inc.	14,814	3,920,525
Ingersoll Rand, Inc.	22,416	1,780,503
Nordson Corp.	3,004	676,170
Otis Worldwide Corp.	21,928	1,894,141
PACCAR, Inc.	29,167	2,916,117
Parker-Hannifin Corp.	7,099	5,390,626
Pentair PLC	9,141	982,932
Snap-On, Inc.	2,905	944,822
Stanley Black & Decker, Inc.	8,596	638,597
Westinghouse Air Brake Technologies Corp.	9,508	1,839,798
Xylem, Inc.	13,521	1,914,033
Total		46,566,875
Passenger Airlines 0.2%
Delta Air Lines, Inc.	36,278	2,241,255
Southwest Airlines Co.	31,662	1,041,680
United Airlines Holdings, Inc.(a)	18,146	1,905,330
Total		5,188,265
Professional Services 0.6%
Automatic Data Processing, Inc.	22,554	6,857,544
Broadridge Financial Solutions, Inc.	6,526	1,668,176
Dayforce, Inc.(a)	8,883	619,767
Equifax, Inc.	6,900	1,699,470
Jacobs Solutions, Inc.	6,676	976,231
Leidos Holdings, Inc.	7,152	1,293,940
Paychex, Inc.	17,811	2,483,833
Paycom Software, Inc.	2,708	615,122
Verisk Analytics, Inc.	7,772	2,083,829
Total		18,297,912
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	63,740	3,165,328
United Rentals, Inc.	3,611	3,453,344
W.W. Grainger, Inc.	2,429	2,461,791
Total		9,080,463
Total Industrials		257,403,049
Information Technology 32.8%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	57,219	7,813,254
Cisco Systems, Inc.	221,033	15,271,170
F5, Inc.(a)	3,191	999,230
Motorola Solutions, Inc.	9,274	4,381,594
Total		28,465,248
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	67,205	7,315,936
CDW Corp.	7,316	1,205,384
Corning, Inc.	42,827	2,870,694
Jabil, Inc.	5,964	1,221,606
Keysight Technologies, Inc.(a)	9,601	1,569,091
TE Connectivity PLC	16,476	3,402,294
Teledyne Technologies, Inc.(a)	2,603	1,400,857
Trimble Navigation Ltd.(a)	13,256	1,071,350
Zebra Technologies Corp., Class A(a)	2,825	895,779
Total		20,952,991
IT Services 0.9%
Accenture PLC, Class A	34,782	9,042,277
Akamai Technologies, Inc.(a)	8,123	642,773
Cognizant Technology Solutions Corp., Class A	27,388	1,978,783
EPAM Systems, Inc.(a)	3,148	555,181
Gartner, Inc.(a)	4,276	1,074,089
GoDaddy, Inc., Class A(a)	7,917	1,174,170
International Business Machines Corp.	51,637	12,573,093
VeriSign, Inc.	4,671	1,276,911
Total		28,317,277
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 12.9%
Advanced Micro Devices, Inc.(a)	90,085	14,650,524
Analog Devices, Inc.	27,556	6,925,098
Applied Materials, Inc.	45,139	7,256,546
Broadcom, Inc.	261,239	77,689,866
Enphase Energy, Inc.(a)	7,290	274,833
First Solar, Inc.(a)	5,958	1,162,942
Intel Corp.(a)	242,352	5,901,271
KLA Corp.	7,347	6,406,584
Lam Research Corp.	71,068	7,117,460
Microchip Technology, Inc.	29,881	1,942,265
Micron Technology, Inc.	62,092	7,389,569
Monolithic Power Systems, Inc.	2,660	2,223,122
NVIDIA Corp.	1,354,968	236,008,326
NXP Semiconductors NV	14,036	3,296,355
ON Semiconductor Corp.(a)	23,218	1,151,381
QUALCOMM, Inc.	60,960	9,798,101
Skyworks Solutions, Inc.	8,341	625,074
Teradyne, Inc.	8,913	1,053,873
Texas Instruments, Inc.	50,475	10,220,178
Total		401,093,368
Software 10.8%
Adobe, Inc.(a)	23,680	8,446,656
Autodesk, Inc.(a)	11,887	3,740,839
Cadence Design Systems, Inc.(a)	15,170	5,316,023
Crowdstrike Holdings, Inc., Class A(a)	13,839	5,863,584
Datadog, Inc., Class A(a)	17,751	2,426,207
Fair Isaac Corp.(a)	1,352	2,057,257
Fortinet, Inc.(a)	35,297	2,780,345
Gen Digital, Inc.	30,325	915,815
Intuit, Inc.	15,532	10,359,844
Microsoft Corp.	412,951	209,238,142
Oracle Corp.	90,366	20,434,464
Palantir Technologies, Inc., Class A(a)	118,183	18,520,458
Palo Alto Networks, Inc.(a)	36,786	7,008,469
PTC, Inc.(a)	6,664	1,422,764
Roper Technologies, Inc.	5,974	3,144,176
Salesforce, Inc.	53,308	13,660,175
ServiceNow, Inc.(a)	11,501	10,551,707
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	10,276	6,201,771
Tyler Technologies, Inc.(a)	2,396	1,348,660
Workday, Inc., Class A(a)	12,036	2,778,150
Total		336,215,506
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	829,832	192,637,200
Dell Technologies, Inc.	16,645	2,033,187
Hewlett Packard Enterprise Co.	72,982	1,647,204
HP, Inc.	52,376	1,494,811
NetApp, Inc.	11,302	1,274,753
Seagate Technology Holdings PLC	11,791	1,973,813
Super Micro Computer, Inc.(a)	28,517	1,184,596
Western Digital Corp.	19,384	1,557,311
Total		203,802,875
Total Information Technology		1,018,847,265
Materials 1.8%
Chemicals 1.1%
Air Products & Chemicals, Inc.	12,365	3,636,670
Albemarle Corp.	6,537	555,122
CF Industries Holdings, Inc.	9,001	779,757
Corteva, Inc.	37,901	2,811,875
Dow, Inc.	39,273	967,294
DuPont de Nemours, Inc.	23,253	1,788,621
Eastman Chemical Co.	6,415	451,231
Ecolab, Inc.	14,019	3,883,824
International Flavors & Fragrances, Inc.	14,212	959,452
Linde PLC	26,153	12,508,718
LyondellBasell Industries NV, Class A	14,286	805,016
Mosaic Co. (The)	17,625	588,675
PPG Industries, Inc.	12,612	1,402,833
Sherwin-Williams Co. (The)	12,809	4,685,917
Total		35,825,005
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,349	2,064,324
Vulcan Materials Co.	7,340	2,137,114
Total		4,201,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	127,311	1,098,694
Avery Dennison Corp.	4,343	745,476
Ball Corp.	15,413	811,340
International Paper Co.	29,330	1,457,114
Packaging Corp. of America	4,964	1,081,954
Smurfit WestRock PLC	27,553	1,304,910
Total		6,499,488
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	79,795	3,542,898
Newmont Corp.	61,838	4,600,747
Nucor Corp.	12,820	1,906,719
Steel Dynamics, Inc.	7,671	1,004,287
Total		11,054,651
Total Materials		57,580,582
Real Estate 2.0%
Diversified REITs 0.0%
Federal Realty Investment Trust	4,313	433,672
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	8,554	705,192
Healthpeak Properties, Inc.	38,599	692,466
Ventas, Inc.	25,074	1,707,038
Welltower, Inc.	34,517	5,808,521
Total		8,913,217
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	38,543	663,325
Industrial REITs 0.2%
Prologis, Inc.	51,555	5,865,928
Office REITs 0.0%
BXP, Inc.	8,093	586,823
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	16,315	2,644,988
CoStar Group, Inc.(a)	23,440	2,097,645
Total		4,742,633
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	7,900	1,547,215
Camden Property Trust	5,936	664,713
Equity Residential	18,999	1,256,214
Essex Property Trust, Inc.	3,577	966,541
Invitation Homes, Inc.	31,671	990,986
Mid-America Apartment Communities, Inc.	6,504	948,413
UDR, Inc.	16,750	662,798
Total		7,036,880
Retail REITs 0.3%
Kimco Realty Corp.	37,586	845,309
Realty Income Corp.	50,175	2,948,283
Regency Centers Corp.	9,077	658,082
Simon Property Group, Inc.	17,048	3,079,892
Total		7,531,566
Specialized REITs 0.8%
American Tower Corp.	26,010	5,302,138
Crown Castle, Inc.	24,194	2,398,593
Digital Realty Trust, Inc.	17,589	2,948,620
Equinix, Inc.	5,435	4,272,943
Extra Space Storage, Inc.	11,790	1,692,808
Iron Mountain, Inc.	16,393	1,513,566
Public Storage	8,772	2,584,143
SBA Communications Corp.	5,970	1,222,955
VICI Properties, Inc.	58,710	1,983,224
Weyerhaeuser Co.	40,296	1,042,458
Total		24,961,448
Total Real Estate		60,735,492
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	14,272	928,679
American Electric Power Co., Inc.	29,680	3,295,073
Constellation Energy Corp.	17,413	5,362,856
Duke Energy Corp.	43,185	5,289,731
Edison International	21,377	1,199,891
Entergy Corp.	24,798	2,184,456
Evergy, Inc.	12,784	910,988
Eversource Energy	20,412	1,307,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	56,090	2,450,011
FirstEnergy Corp.	28,539	1,244,871
NextEra Energy, Inc.	114,377	8,240,863
NRG Energy, Inc.	10,862	1,581,073
PG&E Corp.	122,103	1,865,734
Pinnacle West Capital Corp.	6,634	592,814
PPL Corp.	41,073	1,497,932
Southern Co. (The)	61,063	5,636,115
Xcel Energy, Inc.	32,045	2,319,737
Total		45,908,621
Gas Utilities 0.0%
Atmos Energy Corp.	8,825	1,466,097
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	39,553	535,548
Vistra Corp.	18,853	3,565,291
Total		4,100,839
Multi-Utilities 0.6%
Ameren Corp.	15,018	1,498,496
CenterPoint Energy, Inc.	36,265	1,367,553
CMS Energy Corp.	16,619	1,189,422
Consolidated Edison, Inc.	20,018	1,966,368
Dominion Energy, Inc.	47,381	2,838,122
DTE Energy Co.	11,530	1,575,574
NiSource, Inc.	26,152	1,105,445
Public Service Enterprise Group, Inc.	27,724	2,282,517
Sempra	36,234	2,991,479
WEC Energy Group, Inc.	17,731	1,888,529
Total		18,703,505
Water Utilities 0.1%
American Water Works Co., Inc.	10,835	1,554,931
Total Utilities		71,733,993
Total Common Stocks (Cost $566,026,187)		3,043,442,928

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(b),(c)	75,743,877	75,721,154
Total Money Market Funds (Cost $75,720,057)		75,721,154
Total Investments in Securities (Cost: $641,746,244)		3,119,164,082
Other Assets & Liabilities, Net		(12,344,850)
Net Assets		3,106,819,232
At August 31, 2025, securities and/or cash totaling $8,210,911 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	109	09/2025	USD	35,276,488	1,067,686	—
S&P 500 Index E-mini	91	09/2025	USD	29,451,013	—	(203,036)
Total					1,067,686	(203,036)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,240,994	84,784	(100,177)	(501,741)	2,723,860	362,504	18,488	5,291
Columbia Short-Term Cash Fund, 4.463%
	337,715,312	463,101,028	(725,059,604)	(35,582)	75,721,154	(32,302)	1,036,800	75,743,877
Total	340,956,306			(537,323)	78,445,014	330,202	1,055,288

(c)	The rate shown is the seven-day current annualized yield at August 31, 2025.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	304,684,294	—	—	304,684,294
Consumer Discretionary	320,838,972	—	—	320,838,972
Consumer Staples	158,301,787	—	—	158,301,787
Energy	92,173,476	—	—	92,173,476
Financials	424,922,329	—	—	424,922,329
Health Care	276,221,689	—	—	276,221,689
Industrials	257,403,049	—	—	257,403,049
Information Technology	1,018,847,265	—	—	1,018,847,265
Materials	57,580,582	—	—	57,580,582
Real Estate	60,735,492	—	—	60,735,492
Utilities	71,733,993	—	—	71,733,993
Total Common Stocks	3,043,442,928	—	—	3,043,442,928
Money Market Funds	75,721,154	—	—	75,721,154
Total Investments in Securities	3,119,164,082	—	—	3,119,164,082
Investments in Derivatives
Asset
Futures Contracts	1,067,686	—	—	1,067,686
Liability
Futures Contracts	(203,036)	—	—	(203,036)
Total	3,120,028,732	—	—	3,120,028,732
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $565,916,293)	$3,040,719,068
Affiliated issuers (cost $75,829,951)	78,445,014
Receivable for:
Capital shares sold	674,983
Dividends	3,261,417
Interfund lending	200,000
Foreign tax reclaims	5,983
Variation margin for futures contracts	7,781
Expense reimbursement due from Investment Manager	106
Total assets	3,123,314,352
Liabilities
Payable for:
Investments purchased	18,935
Capital shares redeemed	15,529,201
Variation margin for futures contracts	554,900
Management services fees	17,222
Distribution and/or service fees	3,258
Compensation of board members	5,984
Deferred compensation of board members	365,620
Total liabilities	16,495,120
Net assets applicable to outstanding capital stock	$3,106,819,232
Represented by
Paid in capital	333,811,947
Total distributable earnings (loss)	2,773,007,285
Total - representing net assets applicable to outstanding capital stock	$3,106,819,232
Class A
Net assets	$472,314,313
Shares outstanding	8,194,906
Net asset value per share	$57.64
Institutional Class
Net assets	$2,195,629,927
Shares outstanding	37,570,760
Net asset value per share	$58.44
Institutional 2 Class
Net assets	$184,724,590
Shares outstanding	3,063,338
Net asset value per share	$60.30
Institutional 3 Class
Net assets	$254,150,402
Shares outstanding	4,496,793
Net asset value per share	$56.52
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Statement of Operations
Six Months Ended August 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$20,011,948
Dividends — affiliated issuers	1,055,288
Interfund lending	772
Foreign taxes withheld	(4,763)
Total income	21,063,245
Expenses:
Management services fees	3,081,634
Distribution and/or service fees
Class A	568,450
Interest on collateral	1,473
Compensation of board members	22,684
Deferred compensation of board members	18,661
Other	256
Total expenses	3,693,158
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(41,600)
Total net expenses	3,651,558
Net investment income	17,411,687
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	289,037,332
Investments — affiliated issuers	330,202
Futures contracts	8,013,168
Net realized gain	297,380,702
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,597,016)
Investments — affiliated issuers	(537,323)
Futures contracts	324,750
Net change in unrealized appreciation (depreciation)	(33,809,589)
Net realized and unrealized gain	263,571,113
Net increase in net assets resulting from operations	$280,982,800
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
Operations
Net investment income	$17,411,687	$40,087,085
Net realized gain	297,380,702	604,465,715
Net change in unrealized appreciation (depreciation)	(33,809,589)	(46,538,437)
Net increase in net assets resulting from operations	280,982,800	598,014,363
Distributions to shareholders
Net investment income and net realized gains
Class A	(50,761,795)	(40,772,903)
Institutional Class	(242,068,547)	(212,602,794)
Institutional 2 Class	(18,627,876)	(18,082,531)
Institutional 3 Class	(30,949,359)	(22,008,462)
Total distributions to shareholders	(342,407,577)	(293,466,690)
Decrease in net assets from capital stock activity	(8,434,402)	(482,982,159)
Total decrease in net assets	(69,859,179)	(178,434,486)
Net assets at beginning of period	3,176,678,411	3,355,112,897
Net assets at end of period	$3,106,819,232	$3,176,678,411

	Six Months Ended		Year Ended
	August 31, 2025 (Unaudited)		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	694,403	38,688,362	1,249,686	73,149,703
Distributions reinvested	857,798	45,669,177	614,566	36,918,192
Shares redeemed	(1,331,345)	(74,744,160)	(2,898,737)	(171,114,959)
Net increase (decrease)	220,856	9,613,379	(1,034,485)	(61,047,064)
Institutional Class
Shares sold	3,126,365	178,689,944	5,300,096	314,273,955
Distributions reinvested	4,210,174	227,180,980	3,316,228	201,488,075
Shares redeemed	(7,655,944)	(437,620,879)	(13,999,747)	(838,052,580)
Net decrease	(319,405)	(31,749,955)	(5,383,423)	(322,290,550)
Institutional 2 Class
Shares sold	162,843	9,484,637	472,108	28,703,208
Distributions reinvested	331,762	18,472,520	287,255	17,923,527
Shares redeemed	(424,470)	(24,956,283)	(2,075,177)	(127,121,296)
Net increase (decrease)	70,135	3,000,874	(1,315,814)	(80,494,561)
Institutional 3 Class
Shares sold	1,373,913	71,375,033	3,069,767	167,014,832
Distributions reinvested	257,060	13,413,368	127,151	7,476,127
Shares redeemed	(1,311,548)	(74,087,101)	(3,325,082)	(193,640,943)
Net increase (decrease)	319,425	10,701,300	(128,164)	(19,149,984)
Total net increase (decrease)	291,011	(8,434,402)	(7,861,886)	(482,982,159)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

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Columbia Large Cap Index Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2025 (Unaudited)	$59.35	0.26	4.53	4.79	(0.09)	(6.41)	(6.50)
Year Ended 2/28/2025	$54.61	0.54	9.21	9.75	(0.61)	(4.40)	(5.01)
Year Ended 2/29/2024	$45.89	0.60	12.54	13.14	(0.61)	(3.81)	(4.42)
Year Ended 2/28/2023	$56.34	0.60	(5.27)	(4.67)	(0.63)	(5.15)	(5.78)
Year Ended 2/28/2022	$57.11	0.58	8.97	9.55	(0.62)	(9.70)	(10.32)
Year Ended 2/28/2021	$47.14	0.73	13.20	13.93	(0.78)	(3.18)	(3.96)
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$60.04	0.33	4.59	4.92	(0.11)	(6.41)	(6.52)
Year Ended 2/28/2025	$55.18	0.69	9.33	10.02	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$46.32	0.73	12.68	13.41	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$56.82	0.73	(5.32)	(4.59)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$57.52	0.74	9.04	9.78	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$47.44	0.86	13.31	14.17	(0.91)	(3.18)	(4.09)
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$61.75	0.34	4.73	5.07	(0.11)	(6.41)	(6.52)
Year Ended 2/28/2025	$56.63	0.71	9.57	10.28	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$47.43	0.75	13.00	13.75	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$58.02	0.74	(5.42)	(4.68)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$58.55	0.75	9.20	9.95	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$48.23	0.88	13.53	14.41	(0.91)	(3.18)	(4.09)
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$58.29	0.32	4.43	4.75	(0.11)	(6.41)	(6.52)
Year Ended 2/28/2025	$53.70	0.69	9.06	9.75	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$45.18	0.72	12.35	13.07	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$55.59	0.70	(5.20)	(4.50)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$56.45	0.68	8.94	9.62	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$46.63	0.83	13.08	13.91	(0.91)	(3.18)	(4.09)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2025 (Unaudited)	$57.64	8.97%	0.45% (c)	0.45% (c)	0.92%	4%	$472,314
Year Ended 2/28/2025	$59.35	17.84%	0.45% (c)	0.45% (c),(d)	0.92%	6%	$473,296
Year Ended 2/29/2024	$54.61	29.86%	0.45% (c)	0.45% (c),(d)	1.21%	7%	$491,954
Year Ended 2/28/2023	$45.89	(8.02% )	0.45% (c),(e)	0.45% (c),(d),(e)	1.21%	9%	$434,670
Year Ended 2/28/2022	$56.34	15.86%	0.45% (c)	0.45% (c),(d)	0.92%	2%	$529,310
Year Ended 2/28/2021	$57.11	30.69%	0.45% (c)	0.45% (c),(d)	1.43%	11%	$588,972
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$58.44	9.10%	0.20% (c)	0.20% (c)	1.16%	4%	$2,195,630
Year Ended 2/28/2025	$60.04	18.14%	0.20% (c)	0.20% (c),(d)	1.17%	6%	$2,275,057
Year Ended 2/29/2024	$55.18	30.19%	0.20% (c)	0.20% (c),(d)	1.46%	7%	$2,387,952
Year Ended 2/28/2023	$46.32	(7.80% )	0.20% (c),(e)	0.20% (c),(d),(e)	1.46%	9%	$1,961,320
Year Ended 2/28/2022	$56.82	16.15%	0.20% (c)	0.20% (c),(d)	1.17%	2%	$2,497,279
Year Ended 2/28/2021	$57.52	31.02%	0.20% (c)	0.20% (c),(d)	1.67%	11%	$2,441,779
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$60.30	9.09%	0.20% (c)	0.20% (c)	1.17%	4%	$184,725
Year Ended 2/28/2025	$61.75	18.13%	0.20% (c)	0.20% (c)	1.17%	6%	$184,836
Year Ended 2/29/2024	$56.63	30.20%	0.20% (c)	0.20% (c)	1.46%	7%	$244,016
Year Ended 2/28/2023	$47.43	(7.79% )	0.20% (c),(e)	0.20% (c),(e)	1.43%	9%	$194,895
Year Ended 2/28/2022	$58.02	16.15%	0.20% (c)	0.20% (c)	1.17%	2%	$379,872
Year Ended 2/28/2021	$58.55	31.01%	0.20% (c)	0.20% (c)	1.67%	11%	$383,658
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$56.52	9.08%	0.20% (c)	0.20% (c)	1.17%	4%	$254,150
Year Ended 2/28/2025	$58.29	18.14%	0.20% (c)	0.20% (c)	1.19%	6%	$243,489
Year Ended 2/29/2024	$53.70	30.20%	0.20% (c)	0.20% (c)	1.47%	7%	$231,191
Year Ended 2/28/2023	$45.18	(7.81% )	0.20% (c),(e)	0.20% (c),(e)	1.49%	9%	$224,666
Year Ended 2/28/2022	$55.59	16.17%	0.20% (c)	0.20% (c)	1.10%	2%	$72,594
Year Ended 2/28/2021	$56.45	31.00%	0.20% (c)	0.20% (c)	1.63%	11%	$284,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements
August 31, 2025 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,067,686 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	203,036 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,013,168

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	324,750
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	48,229,266
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
641,746,000	2,503,131,000	(24,848,000)	2,478,283,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $120,394,277 and $468,888,484, respectively, for the six months ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,900,000	4.92	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at August 31, 2025 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Columbia Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 36.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Index Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Large Cap Index Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund, and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Large Cap Index Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Large Cap Index Fund  | 2025

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Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_02_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds' investment advisor, is responsible for bearing expenses associated with the Independent Trustees' compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant's financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025